UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     (212) 622-7849

Signature, Place, and Date of Signing:

     James Crichton     New York, NY     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $1,925,121 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102     7544   460000 SH       Other                  460000        0        0
AMERICAN TOWER CORP            CL A             029912201    85148  2284000 SH       Other                 2284000        0        0
AMERISOURCEBERGEN CORP         CALL             03073E905    21401   476000 SH  CALL Other                  476000        0        0
BAIDU COM INC                  SPON ADR REP A   056752108    33807   300000 SH       Other                  300000        0        0
BED BATH & BEYOND INC          COM              075896100    26670   700000 SH       Other                  700000        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104   131257  2724315 SH       Other                 2724315        0        0
CANADIAN NAT RES LTD           COM              136385101   138092  2594250 SH       Other                 2594250        0        0
COMMERCE BANCORP INC NJ        CALL             200519906    21278   603300 SH  CALL Other                  603300        0        0
DICKS SPORTING GOODS INC       COM              253393102    35518   725000 SH       Other                  725000        0        0
DUKE ENERGY CORP NEW           COM              26441C105   342188 10303750 SH       Other                10303750        0        0
INDYMAC BANCORP INC            CALL             456607900    21713   480800 SH  CALL Other                  480800        0        0
INTERCONTINENTALEXCHANGE INC   COM              45865V100   199316  1847229 SH       Other                 1847229        0        0
LAMAR ADVERTISING CO           CL A             512815101   264629  4046940 SH       Other                 4046940        0        0
LANDSTAR SYS INC               COM              515098101   106331  2784995 SH       Other                 2784995        0        0
MASTERCARD INC                 CL A             57636Q104   209581  2127940 SH       Other                 2127940        0        0
MONSANTO CO NEW                COM              61166W101    42024   800000 SH       Other                  800000        0        0
NII HLDGS INC                  CL B NEW         62913F201    81839  1270000 SH       Other                 1270000        0        0
PENN NATL GAMING INC           COM              707569109    95726  2300000 SH       Other                 2300000        0        0
SPECTRA ENERGY CORP            COM              847560109     2081    75000 SH       Other                   75000        0        0
TIM HORTONS INC                COM              88706M103    25347   875240 SH       Other                  875240        0        0
WESTERN UN CO                  CALL             959802909     7511   335000 SH  CALL Other                  335000        0        0
WILLIAMS COS INC DEL           COM              969457100    26120  1000000 SH       Other                 1000000        0        0